Research and Development Costs - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development [Abstract]
R&D costs net of credits and excluding contributions under the NRE funding agreements	€ 1,074,035,000	€ 882,029,000	€ 589,182,000
Increase in R&D costs net of credits and excluding contributions under the NRE funding agreements	192,100,000	292,900,000
Increase in percentage of R&D costs net of credits and excluding contributions under the NRE funding agreements	21.80%	49.70%
Research and development credits as included in research and development costs	€ 24,100,000	€ 16,000,000	€ 17,900,000